DERIVATIVES (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Gain		€ 192		€ 249		€ 201
Cash And securities collateral posted by the Group		781		1,182
Cash and securities collateral received		686		633
OTC two day cash settlement		3		10
Net gain / (losses) on derivative instruments include bilateral CVA		(57)		48		122
Potential maximun loss for the credit contracts sold		483		403
Cash collateral held against the loss from the credit contracts		0		0
Notional amount of warrant instrument linked to Greek GDP		2,500		3,000
Fair value of warrant instrument linked to Greek GDP		12		7
Written guarantee on credit contract		€ 320		322
Duration of credit contract		33 years
Fair value of credit contracts				4
Maximum Percentage of the notional held for any reference date		1.00%
Derivative Assets [Abstract]
Contract / Notional amount	[1]	€ 27,570		27,120
Fair value		3,681	[1]	4,482	[1]		$ 4,445
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	20,225		25,800
Fair value		3,803	[1]	5,171	[1]		$ 4,592
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		2		(356)		161
Interest rate and foreign exchange contracts
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		(63)		(322)		176
Cross currency interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	1,297		432
Fair value	[1]	85		27
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	525		1,739
Fair value	[1]	36		132
Financial futures
Derivative Assets [Abstract]
Contract / Notional amount	[1]	1,100		251
Fair value	[1]	27		10
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	110		573
Fair value	[1]	0		5
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		18		(17)		(8)
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	1,111		851
Fair value	[1]	8		14
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	719		670
Fair value	[1]	14		8
Interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	[1]	14,341		16,200
Fair value	[1]	3,416		4,235
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	14,864		18,791
Fair value	[1]	3,628		4,773
Options
Derivative Assets [Abstract]
Contract / Notional amount	[1]	6,662		6,007
Fair value	[1]	75		96
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	2,737		3,043
Fair value	[1]	44		160
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		78		(4)		(1)
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	[1]	557		394
Fair value	[1]	58		93
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	555		612
Fair value	[1]	49		84
Credit Derivatives
Derivative Liabilities [Abstract]
Contract / Notional amount	[1],[2]	645		347
Fair value	[1],[2]	13		2
Other
Derivative Assets [Abstract]
Contract / Notional amount	[1]	2,502		2,985
Fair value	[1]	12		7
Derivative Liabilities [Abstract]
Contract / Notional amount	[1]	70		25
Fair value	[1]	19		7
Gains Losses On Derivative Instruments [Abstract]
Net gain/(losses)		€ (31)		€ (13)		€ (6)

[1]	Includes both long and short derivative positions.
[2]
As at December 31, 2017 credit derivative liabilities include a guarantee for the non-payment risk of the Hellenic Republic. As at December 31, 2016 credit derivative liabilities relate solely to the same guarantee.